Premises and Equipment - Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment gross	$ 34,214	$ 19,122
Less accumulated depreciation	6,654	2,941
Premises and equipment net	27,560	16,181
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross	11,389	3,205
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross	12,525	6,500
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross	5,854	2,904
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross	3,045	2,377
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross	1,348	4,136
Automobile [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross	$ 53